Capital Stock (Detail) (USD $)	6 Months Ended		12 Months Ended				6 Months Ended			12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	Dec. 12, 2013 IPO [Member]	Mar. 28, 2014 IPO [Member] Corporate	Mar. 28, 2014 IPO [Member] Gs Capital Partners [Member]	Mar. 28, 2014 IPO [Member] J.P. Morgan Partners [Member]	Sep. 27, 2013 Common Stock	Sep. 28, 2012 Common Stock	Mar. 28, 2014 Common Stock
Capital Stock [Line Items]
Common Stock Subject to Repurchase	$ 10,177,000		$ 168,915,000	$ 177,926,000						$ 158,700,000	$ 167,500,000	$ 0
Common stock subject to repurchase outstanding										9,400,000	11,000,000
Common stock subject to repurchase redemption value per share										$ 16.88	$ 15.17
Stock repurchased during period, Value	(32,427,000)	(46,407,000)	(66,646,000)	(67,273,000)	(40,756,000)					(66,600,000)	(67,300,000)
Common Stock, Shares Issued	250,120,845		219,585,247	216,050,523		28,000,000
Share Price						$ 20.00
Proceeds from Issuance Initial Public Offering	524,081,000	0
Gross Spread Fee for Related Parties								6,500,000	6,500,000
IPO Related Expenses							5,000,000
Payments of Dividends	$ 17,306,000	$ 0	$ 0	$ 0	$ 711,172,000
Dividends Payable, Amount Per Share	$ 0.075